INTANGIBLE ASSETS - Schedule of Capital Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 58	$ 31
Less than 1 year
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 58	$ 31